CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash	$ 6,578	$ 22,790
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	700	327
Trade and other receivable	1,001	464
Trade and other payables	(3,481)	(2,456)
Lease liabilities	(9,024)	(10,629)
Total exposure	(10,804)	(12,294)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	199	115
Trade and other receivable	27	58
Trade and other payables	(5)	(28)
Lease liabilities	0	0
Total exposure	221	145
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	5	5
Trade and other receivable	0	0
Trade and other payables	(6)	(11)
Lease liabilities	0	0
Total exposure	(1)	(6)
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	2,061	4,617
Trade and other receivable	950	488
Trade and other payables	(473)	(166)
Lease liabilities	0	0
Total exposure	2,538	4,939
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	756	1,370
Trade and other receivable	1,443	1,538
Trade and other payables	(662)	(629)
Lease liabilities	(277)	(139)
Total exposure	1,260	2,140
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Trade and other receivable	0	0
Trade and other payables	0	0
Lease liabilities	0	0
Total exposure	$ 0	$ 0